STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	Mar. 30, 2023	Mar. 30, 2023	Mar. 13, 2023	Feb. 16, 2023	Feb. 16, 2023	Jul. 28, 2022	May 02, 2022	Jan. 21, 2021	Jul. 08, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 13, 2023
Class of Stock [Line Items]
Preferred Stock, par value										$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock shares issued										989,000		988,000	988,000
Preferred stock, shares outstanding										989,000		988,000	988,000
Preferred Stock, shares authorized										5,702,000		5,702,000	5,702,000
Common stock, shares authorized										10,500,000,000		10,500,000,000	10,500,000,000
Common stock, par or stated value per share										$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued										2,139,440,557		2,000,276,378	1,004,709,546
Common stock, shares outstanding										2,139,440,557		2,000,276,378	1,004,709,546
Debt conversion, amount												$ 3,500,000
Financed amount										$ 419,213
Stock issued during period, value, acquisitions													$ 243,000
extinguishment of debt										(150,174)	$ (546,810)	$ (1,306,563)	$ (1,056,732)
2023 Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights	56,000,000	56,000,000	56,000,000
Maximum commitment amount			$ 5,000,000.00
Equity purchase agreement description	Upon the terms and conditions set forth in the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor, by delivery to the Investor of a Put Notice from time to time, to purchase shares of our Common Stock (i) in a minimum amount not less than $25,000.00 and (ii) in a maximum amount up to the lesser of (a) $500,000.00 or (b) 150% of the Average Daily Trading Value of our Common Stock (as defined in the Purchase Agreement). At any time and from time to time through and including March 30, 2025 (the “Commitment Period”), except as provided in the Purchase Agreement, the Company may deliver a Put Notice to the Investor
Warrant exercise price	$ 0.0045	$ 0.0045
Issued and outstanding shares percentage	4.99%	4.99%
Fair value of warrant										$ 163,000
Common Stock [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights										67,164,179
S And S Beverage Inc [Member]
Class of Stock [Line Items]
Common stock issued for acquisition, shares								9,000,000				9,000,000	9,000,000
Stock issued during period, value, acquisitions													$ 243,000
Convertible Secured Debentures [Member]
Class of Stock [Line Items]
Share price			$ 0.0044			$ 0.0060	$ 0.0180
extinguishment of debt										$ 157,600
Fair value of warrant			$ 285,000			$ 223,000	$ 81,000
Convertible Secured Debentures [Member] | 2023 Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Share price	$ 0.0044	$ 0.0044
Fair value of warrant		$ 165,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding												988,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued upon conversion of debt										72,000,000	453,078,847	969,066,832	201,301,365
Common stock, par or stated value per share										$ 0.004		$ 0.0040
Common stock issued with note payable received as debt discount shares										25,000,000		25,000,000
Stock Issued During Period, Shares, New Issues										25,000,000	25,000,000	25,000,000
Stock issued, value										$ 135,000		$ 135,000
Common stock issued for acquisition, shares													9,000,000
Stock issued during period, value, acquisitions													$ 90
Common Stock [Member] | S And S Beverage Inc [Member]
Class of Stock [Line Items]
Stock issued during period, value, acquisitions								$ 243,000
Common Stock [Member] | Convertible Secured Debentures [Member]
Class of Stock [Line Items]
Debt conversion, amount										324,000	$ 3,189,414	7,201,998	3,713,133
Financed amount										122,352	1,290,000	3,500,000	$ 2,484,401
Interest payable current										$ 35,048	$ 40,608	$ 157,955
Accrued Interest										$ 0.0022	$ 0.0030	$ 0.0074
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized														2,500,000,000
Common stock, par or stated value per share														$ 0.00001
Subsequent Event [Member] | 2023 Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights	56,000,000	56,000,000	56,000,000
Maximum commitment amount			$ 5,000,000.00
Equity purchase agreement description	Upon the terms and conditions set forth in the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor, by delivery to the Investor of a Put Notice from time to time, to purchase shares of our Common Stock (i) in a minimum amount not less than $25,000.00 and (ii) in a maximum amount up to the lesser of (a) $500,000.00 or (b) 150% of the Average Daily Trading Value of our Common Stock (as defined in the Purchase Agreement). At any time and from time to time through and including March 30, 2025 (the “Commitment Period”), except as provided in the Purchase Agreement, the Company may deliver a Put Notice to the Investor.
Warrant exercise price	$ 0.0045	$ 0.0045
Issued and outstanding shares percentage	4.99%	4.99%
Subsequent Event [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				169,999,860
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized														2,500,000,000
Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized														2,500,000,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized														10,500,000,000
Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized														10,500,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, par value										$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock shares issued										0		0
Preferred stock, shares outstanding										0		0
Preferred Stock, shares authorized										4,000,000		4,000,000	4,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, par value										$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock shares issued										488,000		488,000	488,000
Preferred stock, shares outstanding										488,000		488,000	488,000
Preferred Stock, shares authorized										1,200,000		1,200,000	1,200,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued										1,000		0
Preferred stock, shares outstanding										1,000		0
Preferred Stock, shares authorized												250
Share price														$ 0.00001
Equity description									The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”
Stock Issued During Period, Shares, New Issues					1,000
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Equity description									The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”)
Series C Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred Stock, par value														$ 0.0001
Preferred Stock, shares authorized														2,000
Share price														$ 0.00001
Stock Issued During Period, Shares, New Issues				1,000
Series C Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized														250
Series C Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized														2,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, par value										$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock shares issued										500,000		500,000	500,000
Preferred stock, shares outstanding										500,000		500,000	500,000
Preferred Stock, shares authorized										500,000		500,000	500,000
Shares issued upon conversion of debt										1,000		1,000